Shareholder Report, Holdings (Details)	May 31, 2024
C000001874 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001874 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001874 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000001874 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001874 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001874 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001874 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001874 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001874 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001874 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000001874 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000001874 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000001874 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001874 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000001874 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.20%
C000001874 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000178766 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000178766 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000178766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000178766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000178766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000178766 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000178766 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000178766 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000178766 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000178766 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000178766 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000178766 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000178766 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000178766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000178766 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000178766 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000178766 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.10%
C000178766 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000178766 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001879 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000001879 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000001879 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000001879 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001879 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000001879 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001879 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001879 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001879 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000001879 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000001879 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001879 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001879 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001879 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001879 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.10%
C000001879 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000001879 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193019 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000193019 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000193019 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000193019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000193019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000193019 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193019 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000193019 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000193019 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000193019 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000193019 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000193019 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000193019 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000193019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193019 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000193019 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.10%
C000193019 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000193019 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001877 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000001877 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000001877 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000001877 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001877 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000001877 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001877 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001877 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001877 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000001877 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000001877 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001877 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001877 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001877 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001877 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	85.10%
C000001877 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000001877 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193018 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000193018 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000193018 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000193018 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000193018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000193018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000193018 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000193018 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193018 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193018 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000193018 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193018 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000193018 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000193018 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000193018 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000193018 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000193018 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000193018 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.20%
C000193018 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000001876 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001876 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001876 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000001876 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001876 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001876 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001876 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001876 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001876 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001876 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000001876 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000001876 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000001876 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001876 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001876 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000001876 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.20%
C000001876 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000178765 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000178765 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000178765 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000178765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000178765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000178765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000178765 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000178765 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000178765 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000178765 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000178765 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000178765 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000178765 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000178765 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000178765 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000178765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000178765 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000178765 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.20%
C000178765 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000236446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236446 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000236446 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000236446 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000236446 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236446 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000236446 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236446 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000236446 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236446 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236446 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000236446 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.10%
C000236446 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000236447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236447 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000236447 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000236447 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000236447 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236447 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000236447 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236447 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000236447 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236447 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236447 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000236447 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.10%
C000236447 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000236448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236448 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000236448 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236448 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236448 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000236448 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000236448 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236448 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000236448 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236448 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000236448 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236448 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236448 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000236448 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.10%
C000236448 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000236445 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236445 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236445 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000236445 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000236445 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000236445 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236445 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000236445 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236445 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000236445 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236445 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236445 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000236445 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.10%
C000236445 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%